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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
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Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   02/03/2012
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 75
                                            --------------------------------

Form 13F Information Table Value Total:     $       30,642
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARIBA INCCOM NEW               common           04033V203      248     8825 SH       Sole                     5370              3455
Actuate Corporation            common           00508B102      723   123415 SH       Sole                   102265             21150
Adolor Corporation CPR         common           007ESC999        0   158735 SH       Sole                    95090             63645
Advance America Cash Advance C common           00739W107      420    46945 SH       Sole                    44220              2725
Akorn Inc.                     common           009728106     1800   161835 SH       Sole                   125035             36800
Allot Communications, Inc.     common           m0854q105      303    19905 SH       Sole                    12060              7845
Amarin Corporation PLC         common           023111206      399    53310 SH       Sole                    31850             21460
American Vanguard Corporation  common           030371108      475    35590 SH       Sole                    33185              2405
Amerigon, Inc.                 common           03070L300      255    17885 SH       Sole                    10835              7050
Aruba Networks, Inc.           common           043176106      201    10860 SH       Sole                     6560              4300
AtriCure Inc.                  common           04963c209      804    72429 SH       Sole                    59929             12500
AuthenTec Inc.                 common           052660107      606   188875 SH       Sole                   156980             31895
Benihana, Inc.                 common           082047101      254    24837 SH       Sole                    15225              9612
Bottomline Technologies, Inc.  common           101388106      230     9940 SH       Sole                     6060              3880
Buckeye Technology, Inc.       common           118255108      356    10655 SH       Sole                     6415              4240
C&J Energy Services, Inc.      common           12467B304      242    11550 SH       Sole                     7000              4550
CLICKSOFTWARE TECHNOLOGIES     common           M25082104      238    24815 SH       Sole                    15075              9740
Cal Dive International Inc.    common           12802T101      377   167615 SH       Sole                   124670             42945
CalAmp Corporation             common           128126109      602   142014 SH       Sole                   111294             30720
Cardiovacsular Systems Inc.    common           141619106      325    33000 SH       Sole                    31070              1930
Cedar Fair LP                  common           150185106      497    23130 SH       Sole                    21480              1650
Chelsea Therapeutics Internati common           163428105      745   145300 SH       Sole                   120355             24945
Conn's Inc.                    common           208242107      300    26995 SH       Sole                    25040              1955
Crocs, Inc.                    common           227046109      289    19560 SH       Sole                    11890              7670
CyroPort, Inc.                 common           229050208      125   183500 SH       Sole                   113985             69515
Dynavax Technologies Corporati common           268158102      273    82375 SH       Sole                    50140             32235
EHEALTH INC COM                common           28238P109      403    27410 SH       Sole                    25915              1495
Education Realty Trust Inc.    common           28140H104      586    57300 SH       Sole                    54190              3110
FTI Consulting Inc.            common           302941109      383     9040 SH       Sole                     8510               530
Farmer Brothers Company        common           307675108      256    33530 SH       Sole                    21070             12460
GLOBAL PWR EQUIP GROUP INC COM common           37941P306      431    18145 SH       Sole                    17125              1020
Glu Mobile Inc.                common           379890106      336   106930 SH       Sole                   100220              6710
Grand Canyon Education, Inc.   common           38526m106      418    26163 SH       Sole                    24848              1315
HORNBECK OFFSHORE SVCS INCCOM  common           440543106      379    12220 SH       Sole                    11560               660
Haynes International Inc.      common           420877201      778    14245 SH       Sole                    11765              2480
HeartWare International Inc.   common           422368100      324     4695 SH       Sole                     4360               335
Heartland Payment Systems Inc. common           42235N108      487    19995 SH       Sole                    18935              1060
Huron Consulting Group Inc.    common           447462102      500    12900 SH       Sole                    12160               740
Imax Corporation               common           45245E109      565    30825 SH       Sole                    25230              5595
Inphi Corporation              common           45772F107      415    34675 SH       Sole                    32695              1980
Kaiser Aluminum Corporation    common           483007704      305     6650 SH       Sole                     6170               480
Kona Grill Inc.                common           50047H201      346    56605 SH       Sole                    53085              3520
LMI Aerospace, Inc.            common           502079106      241    13740 SH       Sole                     8250              5490
LUMINEX CORP DEL COM           common           55027E102      222    10470 SH       Sole                     6315              4155
Lithia Motors Inc.             common           536797103      497    22739 SH       Sole                    21344              1395
Magma Design Automation, Inc.  common           559181102      299    41705 SH       Sole                    25200             16505
Market Leader Inc.             common           57056R103      366   133095 SH       Sole                   121910             11185
Maxwell Technologies, Inc.     common           577767106      578    35590 SH       Sole                    29245              6345
Mentor Graphics Corporation    common           587200106      254    18760 SH       Sole                    11505              7255
NIC Inc.                       common           62914B100      421    31625 SH       Sole                    29755              1870
Netlist Inc.                   common           64118p109      169    67390 SH       Sole                    61020              6370
OraSure Technologies Inc.      common           68554V108      696    76353 SH       Sole                    62323             14030
Overland Storage Inc.          common           690310206      562   224993 SH       Sole                   178038             46955
PFSWeb, Inc.                   common           717098206      196    59630 SH       Sole                    54885              4745
Phototronics Inc.              common           719405102      367    60330 SH       Sole                    56685              3645
Procera Networks Inc.          common           74269U203      368    23620 SH       Sole                    14215              9405
RAM Energy Resources Inc.      common           75130P109      514   164186 SH       Sole                   146726             17460
RSC Holdings, Inc.             common           74972L102      458    24775 SH       Sole                    15045              9730
RTI BIOLOGICS INC COM          common           74975N105      398    89645 SH       Sole                    82560              7085
RTI International Metals Inc.  common           74973W107      349    15050 SH       Sole                    14290               760
Radian Group Inc.              common           750236101      670   286455 SH       Sole                   232580             53875
STAAR SURGICAL CO COM          common           852312305      193    18353 SH       Sole                    16188              2165
Silicon Image, Inc.            common           82705t102      159    33750 SH       Sole                    20570             13180
Silicon Motion, Inc.           common           82706c108      581    28375 SH       Sole                    17040             11335
Smith & Wesson Holding Corpora common           831756101      543   124590 SH       Sole                    95990             28600
Sonic Automotive, Inc.         common           83545G102      271    18265 SH       Sole                    11040              7225
Spectranetics Corporation      common           84760C107      763   105614 SH       Sole                    85729             19885
Thoratec Corporation           common           885175307      367    10940 SH       Sole                    10235               705
Transgenomic, Inc.             common           89365K206      193   149575 SH       Sole                    91295             58280
Vista Gold Corporation         common           927926303      263    85528 SH       Sole                    78183              7345
Wabash National Corporation    common           929566107      247    31490 SH       Sole                    19320             12170
Walter Investment Management C common           93317W102      288    14025 SH       Sole                    13130               895
Web.com Group, Inc.            common           94733a104      297    25925 SH       Sole                    15895             10030
bebe Stores Inc.               common           075571109      472    56685 SH       Sole                    53615              3070
inContact, Inc.                common           45336e109      380    85765 SH       Sole                    51690             34075
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